SCHEDULE OF ACCRUED WARRANTY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Accrued warranty - beginning of year	$ 319	$ 290	$ 1,202
Warranty costs incurred	(106)	(89)	(989)
Provision for warranty		86	131
Translation adjustment	(9)	32	(54)
Accrued warranty - end of year	$ 204	$ 319	$ 290